EXPLORATION AND EVALUATION ASSETS	9 Months Ended
Sep. 30, 2021
EXPLORATION AND EVALUATION ASSETS

5. EXPLORATION AND EVALUATION ASSETS

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	10	8	-	-	12	30
Balance, September 30, 2021	318	246	42	14	58	678

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Administration	-	-	-	-	7	7
Property maintenance	1	1	1	-	17	20
Camp operations	-	-	-	-	(95)	(95)
Drilling	-	-	-	-	32	32
Geology	8	8	10	-	37	63
Geophysics	-	-	1	-	-	1
	9	9	12	-	(2)	28
Balance, September 30, 2021	1,538	261	154	13	36,517	38,483
Total, September 30, 2021	1,856	507	196	27	36,575	39,161

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Enid Creek	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2019	298	230	42	83	14	42	709
Acquisition costs – cash	10	8	-	-	-	4	22
Balance, September 30, 2020	308	238	42	83	14	46	731

Exploration
Balance, December 31, 2019	1,498	233	39	33	13	36,108	37,924
Administration	-	-	-	-	-	16	16
Property maintenance	6	5	-	-	-	17	28
Drilling	-	-	6	166	-	-	172
Geology	19	9	69	83	-	78	258
Geophysics	2	1	28	72	-	3	106
Helicopter charter aircraft	-	-	-	-	-	8	8
Write-off	-	-	-	(437)	-	-	(437)
	27	15	103	(116)	-	122	151
Balance, September 30 ,2020	1,525	248	142	(83)	13	36,230	38,075
Total, September 30, 2020	1,833	486	184	-	27	36,276	38,806

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

The following is a description of the Company’s exploration and evaluation assets and the related spending commitments:

Post Creek

On December 23, 2009 and as last amended on March 12, 2013, the Company completed the required consideration and acquired the rights to a mineral claim known as the Post Creek Property located within the Sudbury Mining District of Ontario.

Commencing August 1, 2015, the Company is obligated to pay advances on net smelter return royalties (“NSR”) of $10,000 per annum. The Company paid $10,000 during the nine months period ended September 30, 2021 (September 30, 2020 - $10,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the nine months period ended September 30, 2021, the Company incurred $19,016 (September 30, 2020 - $36,944) in acquisition and exploration expenditures on the Post Creek Property.

Halcyon

On September 30, 2015, the Company completed the required consideration of the option agreement and acquired rights to a mineral claim known as the Halcyon Property located within the Sudbury Mining District of Ontario, subject to certain NSR and advance royalty payments.

Commencing August 1, 2015, the Company is obligated to pay advances on the NSR of $8,000 per annum. The Company paid $8,000 during the nine months period ended September 30, 2021 (September 30, 2020 - $8,000). The total of the advances will be deducted from any payments to be made under the NSR.

During the nine months period ended September 30, 2021, the Company incurred $17,016 (September 30, 2020 - $23,257) in acquisition and exploration expenditures on the Halcyon Property.

Quetico

On April 26, 2018, the Company acquired the right to certain mineral claims known as Quetico located within the Sudbury Mining District of Ontario. The Company incurred total acquisition and exploration related costs of $64,256 during the year ended December 31, 2018.

The Company had no minimum required exploration commitment for the years ended December 31, 2020, 2019 and 2018 as it is not required to file any geoscience assessment work between the initial recording of a mining claim and the first anniversary date of the mining claim and claim anniversary dates were adjusted as a result of the COVID-19 pandemic. In April 2020, the Company applied for a one year exclusion under a COVID-19 relief program offered by the Ontario Ministry of Energy, Northern Development and Mines, thus adjusting the claim anniversary dates to April and May of 2021. The COVID-19 relief program was offered again commencing in 2021, and the Company has applied an additional one year exclusion.

By the second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office. The Company could maintain mining claims by filing an Application to Distribute Banked Assessment Work Credits form before any due date. Payments in place of reporting assessment work may also be used to meet yearly assessment work requirements, provided the payments are not used for the first unit of assessment work and consecutively thereafter. Payments cannot be banked to be carried forward for future use. The total annual work requirement for Quetico project after April 26, 2021 is $324,000 should the Company maintain the current size of the claims. Work reports for 2020 were approved on June 4, 2021. $39,835 in work credits was approved on the Quetico East claims and $21,948 was approved on the Quetico West claims.

During the nine months period ended September 30, 2021, the Company incurred $11,668 (September 30, 2020 - $102,715) in exploration and license related expenditures on the Quetico Property.

Loveland Nickel (Enid Creek) Property

On September 25, 2019, the Company entered into earn in agreement to acquire a 100% interest, subject to a 1% NSR, in certain claims known as the Loveland Nickel (Enid Creek) Property located in Timmins, Ontario. Consideration included acquisition costs of $1,525,000 in cash and the issuance of 300,000 common shares. During the year ended December 31, 2019, the Company paid $25,000 and issued 300,000 common shares at a fair value of $51,000. Exploration expenditures of $4,500,000 were to be incurred over a period ending September 25, 2024.

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

As of December 31, 2020, the Company incurred an aggregate exploration and acquisition expenditures of $437,897. Based on the results of the exploration program completed in April 2020, the management elected not to proceed with further exploration on the property and terminated the agreement. Accordingly, all acquisition and exploration related costs were impaired as at December 31, 2020, totalling $437,897.

Lingman Lake Property

During the year ended December 31, 2019, the Company staked certain mineral claims known as Lingman Lake located northwest of Thunder Bay, Ontario. During the nine months period ended September 30, 2021, the Company incurred total acquisition and related costs of $Nil (September 30, 2020 - $Nil).

Maniitsoq

The Company has been granted certain exploration licenses, by the Bureau of Minerals and Petroleum (“BMP”) of Greenland for exclusive exploration rights of an area comprising the Maniitsoq Property, located near Ininngui, Greenland. The Maniitsoq Property is subject to a 2.5% NSR. The Company can reduce the NSR to 1% by paying $2,000,000 on or before 60 days from the decision to commence commercial production.

At the expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.

The Company may terminate the licenses at any time, however any unfulfilled obligations according to the licenses will remain in force, regardless of the termination.

Future required minimum exploration expenditures will be adjusted each year on the basis of the change to the Danish Consumer Price Index.

On January 7, 2021, the Company announced that it has received notification from the Greenland government that surplus assessment credits from exploration conducted on the Company’s exclusive mineral exploration licenses located on the southwest coast of Greenland have been extended by one year. Mineral licenses that received one-year credit extension include exploration license 2011/54, exploration license 2012/28 and exploration license 2018/21.

During the nine months period ended September 30, 2021, the Company spent in aggregate of $98,001 (September 30, 2020 - $126,074 in acquisition and exploration expenditures on the Maniitsoq Property, which is comprised of the Sulussugut, Ininngui, Carbonatite and 2020/05 Licenses.

During the year ended December 31, 2020, the Company has recorded a $267,000 provision for camp site cleanup and restoration obligations. The cost accrued was based on the best estimate of restoration activities that would be required on the Maniitsoq Property. The Company fulfilled this obligation during the nine months period ended September 30, 2021 and incurred actual cleanup costs of $172,394 resulting in reversal of excess provision of $94,606.

Further details on the licenses comprising the Maniitsoq Property and related expenditures are outlined below:

Sulussugut License (2011/54)

(All references to amounts in Danish Kroners, “DKK”)

Effective August 15, 2011, the Company was granted an exploration license (the “Sulussugut License”) by the BMP of Greenland for exclusive exploration rights of an area located near Sulussugut, Greenland. The Company paid a license fee of $5,742 (DKK 31,400) upon granting of the Sulussugut License. The application for another 5-year term on the Sulussugut License was submitted to the Greenland Mineral License & Safety Authority which was effective on April 11, 2016, with December 31, 2017 being the seventh year. During the year ended December 31, 2016, the Company paid a license fee of $7,982 (DKK 40,400) which provided for renewal of the Sulussugut License until 2020.

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2021.

To December 31, 2015, under the terms of a preliminary license, the Company completed the exploration requirements of an estimated minimum of DKK 83,809,340 (approximately $15,808,386) between the years ended December 31, 2011 to 2015 by incurring $26,115,831 on the Sulussugut License. Under the terms of the second license period, there was no required minimum exploration expenditures for the year ended December 31, 2019. As of December 31, 2020, the Company has spent $56,262,968 on exploration costs for the Sulussugut License.

The Company had no minimum required exploration commitment for the year ended December 31, 2020 and available credits of DKK 283,945,553 (approximately $58,776,729) at the end of December 31, 2020. During the year ended December 31, 2020, the Company had approved exploration expenditures of DKK 865,100 (approximately $179,076). The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.

During the nine months period ended September 30, 2021, the Company spent a total of $81,604 (September 30, 2020 - $103,414) in exploration and license related expenditures on the Sulussugut License.

To December 31, 2020 and 2019, the Company has completed all obligations with respect to required reduction of the area of the license.

Ininngui License (2012/28)

Effective March 4, 2012, the Company was granted an exploration license (the “Ininngui License”) by the BMP of Greenland for exclusive exploration rights of an area located near Ininngui, Greenland. The Company paid a license fee of $5,755 (DKK 32,200) upon granting of the Ininngui License. The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2022.

The Ininngui License is contiguous with the Sulussugut License.

Should the Company not incur the minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year. This procedure may not be used for more than 2 consecutive calendar years and as at December 31, 2020, the Company has not used the procedure for the license.

The Company had no minimum required exploration commitment for the year ended December 31, 2020. As of December 31, 2020, the Company has spent $5,199,578 on exploration costs for the Ininngui License and exceeded the minimum requirement with a total cumulative surplus credits of DKK 30,424,551 (approximately $6,297,882). The credits available from each year may be carried forward for 3 years plus 1 year extension and expire between December 31, 2022 to December 2024. The Company has no exploration commitment for 2021 year.

During the nine months period ended September 30, 2021, the Company spent a total of $16,397 in exploration and license related expenditures (September 30, 2020 - $17,230).

Carbonatite License (2018/21)

Effective May 4, 2018, the Company was granted an exploration license (the “Carbonatite License”) by the BMP of Greenland for exclusive exploration rights of an area located near Maniitsoq in West Greenland. The Company paid a license fee of $6,523 (DKK 31,000) upon granting of the Carbonatite License. The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2020 being the third year. During the year ended December 31, 2020, the Company received one year period license extension, which provides for renewal period until 2023.

The Company has no minimum required exploration obligation for the year ended December 31, 2020. As of December 31, 2020, the Company has spent $1,504,317 on exploration costs for the Carbonatite License. To December 31, 2020, the Company’s expenditures exceeded the minimum requirement and the Company has a total surplus credit of DKK 10,544,473 (approximately $2,182,706). The credit available from each year may be carried forward 3 years plus 1 year extension and expire between December 31, 2023 to December 2024. The Company has no exploration commitment for 2021 year.

Notes to the Condensed Interim Consolidated Financial Statements

For the nine months ended September 30, 2021

(Expressed in Canadian dollars)

During the nine months period ended September 30, 2021, the Company spent a total of $6,068 in exploration and license related expenditures (September 30, 2020 - $5,430).

West Greenland Prospecting License (2020/05)

On February 18, 2020, the Company was granted new prospective license No. 2020/05, by the BMP of Greenland for a period of 5 years ending December 31, 2024. The Company paid a granting fee of $4,301 (DKK 21,900).

During the nine months period ended September 30, 2021, the Company spent a total of $396 in exploration and license related expenditures (September 30, 2020 - $4,301).